Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP 003
EBP, Accounting Policy [Line Items]
Appreciation in fair value of participants' investments	$ 496,998	$ 679,727